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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06-30-2010

Check here if Amendment [_]; Amendment Number:
                                               -------------------

     This Amendment (Check only one.): [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    DSM Capital Partners
Address: 320 East Main Street
         Mount Kisco, NY 10549

Form 13F File Number: 28-
                          -----------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Stephen E. Memishian
Title: Managing Partner
Phone: 914-242-1900

Signature, Place, and Date of Signing:


   /s/ Stephen E. Memishian               Mount Kisco, NY         05/17/10
-----------------------------------       ---------------         --------
          [Signature]                      [City, State]           [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]

     Form 13F File Number          Name
     --------------------          ----
     28-
        -----------------          ---------------------------
     [Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   0
                                         -------------
Form 13F Information Table Entry Total:             65
                                         -------------
Form 13F Information Table Value Total:  2,458,482,000
                                         -------------
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     None

     [Repeat as necessary.]

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
                                                                               INVESTMENT DISCRETION      VOTING AUTHORITY (SHARES)
                                                                            ---------------------------- ---------------------------
                                                                                          B)
                                          ITEM 3       ITEM 4:    SHARES OF           SHARED AS    C)
           ITEM 1:           ITEM 2:      CUSIP     FAIR MARKET   PRINCIPAL           DEFINED IN  SHARED    A)       B)
       NAME OF ISSUER    TITLE OF CLASS   NUMBER       VALUE       AMOUNT    A) SOLE   INST. V    OTHER    SOLE    SHARED    C)NONE
------------------------------------------------------------------------------------------------------------------------------------
Adobe                     Common Stocks 00724F101   61,150,113.75 2,296,855 1,811,330          0  99,295 1,021,646 350,398   924,811
Affiliated Managers       Common Stocks 008252108    2,232,689.80    36,740    36,740          0       0         0       0    36,740
Alexion Pharmaceuticals   Common Stocks 015351109    1,327,868.60    25,940    25,940          0       0         0       0    25,940
Allergan                  Common Stocks 018490102   63,331,411.50 1,068,991   840,695          0  45,080   473,471 166,415   429,105
Allos Therapeutics        Common Stocks 019777101    1,062,604.85   173,345   173,345          0       0         0       0   173,345
Altera Corp               Common Stocks 021441100   44,903,968.32 1,778,864 1,424,487          0  72,685   747,772 255,755   775,337
Ansys                     Common Stocks 03662Q105    1,635,985.25    40,325    40,325          0       0         0       0    40,325
Apple Computer            Common Stocks 037833100  154,473,294.09   614,350   486,378          0  25,175   273,475  93,187   247,688
Artio Global Investors    Common Stocks 04315B107    1,352,616.90    85,935    85,935          0       0         0       0    85,935
Baxter International      Common Stocks 071813109        4,876.80       120       120          0       0       120       0         0
C. R. Bard                Common Stocks 067383109   30,182,564.08   388,998   308,076          0  15,960   168,085  58,902   162,011
C.H. Robinson Worldwide   Common Stocks 12541W209   62,372,410.46 1,111,342   874,081          0  46,950   492,767 172,689   445,886
Celgene                   Common Stocks 151020104  177,522,466.18 3,474,915 2,749,659          0 144,740 1,555,546 525,752 1,393,617
Charles Schwab            Common Stocks 808513105        5,317.50       375       375          0       0       375       0         0
Cisco Systems             Common Stocks 17275R102   82,318,299.65 3,815,137 3,006,695          0 160,720 1,686,701 587,855 1,540,581
Citrix Systems            Common Stocks 177376100    1,088,055.95    25,765    25,765          0       0         0       0    25,765
Cognizant Technology
 Solutions                Common Stocks 192446102  119,140,760.98 2,353,391 1,858,568          0  97,265 1,047,634 360,726   945,031
Colgate-Palmolive         Common Stocks 194162103   43,442,005.84   547,517   435,754          0  22,180   238,031  81,682   227,804
Conceptus, Inc.           Common Stocks 206016107    2,056,326.30   131,985   131,985          0       0         0       0   131,985
CTRIP.com International   ADR           22943F100    1,416,387.60    37,710    37,710          0       0         0       0    37,710
DaVita                    Common Stocks 23918K108      901,321.40    14,435    14,435          0       0         0       0    14,435
DG Fastchannel            Common Stocks 23326R109    1,974,836.70    60,615    60,615          0       0         0       0    60,615
Dolby Laboratories        Common Stocks 25659T107   77,638,969.48 1,231,034   980,702          0  49,590   532,979 182,261   515,794
Expedia                   Common Stocks 30212P105    1,596,300.00    85,000    85,000          0       0         0       0    85,000
Expeditors International  Common Stocks 302130109  101,384,243.32 2,873,128 2,276,922          0 118,610 1,249,723 433,713 1,189,692
F5 Networks               Common Stocks 315616102   64,741,543.38   924,663   738,629          0  36,705   391,493 135,606   397,564
Gen-Probe                 Common Stocks 36866T103   74,206,646.88 1,632,937 1,302,899          0  67,215   706,566 238,123   688,248
Genzyme                   Common Stocks 372917104       12,692.50       250       250          0       0       250       0         0
Google                    Common Stocks 38259P508  124,033,967.15   276,718   217,857          0  11,360   122,560  43,126   111,032
Gymboree                  Common Stocks 403777105    1,903,157.60    44,560    44,560          0       0         0       0    44,560
Henry Schein              Common Stocks 806407102    1,762,839.00    32,110    32,110          0       0         0       0    32,110
Icon PLC                  ADR           45103T107    2,205,173.70    76,330    76,330          0       0         0       0    76,330
IHS Inc.                  Common Stocks 451734107    1,647,444.00    28,200    28,200          0       0         0       0    28,200
Intuitive Surgical        Common Stocks 46120E602   43,617,290.82   137,447   108,371          0   5,390    60,763  21,423    55,261
Invesco Ltd               Common Stocks G491BT108   54,796,501.67 3,210,331 2,543,949          0 136,500 1,431,005 480,572 1,298,754
McDonald's                Common Stocks 580135101   72,911,399.34 1,095,350   864,822          0  45,760   480,962 167,731   446,657
Medidata Solutions        Common Stocks 58471A105    1,499,664.35    96,815    96,815          0       0         0       0    96,815
Monsanto                  Common Stocks 61166W101        7,395.20       160       160          0       0       160       0         0
MSCI Inc                  Common Stocks 55354G100    1,413,429.00    51,585    51,585          0       0         0       0    51,585
National Instruments      Common Stocks 636518102    1,753,938.20    55,190    55,190          0       0         0       0    55,190
Nestle SA                 ADR           641069406   31,770,977.85   651,466   505,764          0  28,535   298,754 106,418   246,294
NetApp                    Common Stocks 64110D104  113,345,859.66 2,991,775 2,377,401          0 120,285 1,308,893 448,564 1,234,318
Northern Trust            Common Stocks 665859104        2,568.50        55        55          0       0        55       0         0
Novo Nordisk A/S          ADR           670100205   38,734,780.82   471,589   368,391          0  20,650   216,328  74,918   180,343
Nuance Communications     Common Stocks 67020Y100    1,888,259.75   126,305   126,305          0       0         0       0   126,305
Panera Bread Company      Common Stocks 69840W108    2,193,197.70    29,130    29,130          0       0         0       0    29,130
Parexel International     Common Stocks 699462107    1,779,169.20    82,065    82,065          0       0         0       0    82,065
PepsiCo                   Common Stocks 713448108   79,356,521.30 1,295,525 1,020,684          0  54,250   569,073 200,340   526,112
Praxair                   Common Stocks 74005P104   66,838,573.66   868,506   683,319          0  36,715   384,694 134,933   348,879
Priceline.com             Common Stocks 741503403   80,343,972.30   435,171   344,625          0  18,120   194,258  65,699   175,214
Riverbed Technology       Common Stocks 768573107    1,903,984.70    68,935    68,935          0       0         0       0    68,935
Rockwell Collins          Common Stocks 774341101   50,404,021.11   944,396   746,807          0  39,240   409,745 143,804   390,847
SABMiller                 ADR           78572M105   46,282,211.81 1,624,076 1,257,321          0  72,470   737,566 267,439   619,071
Schlumberger              Common Stocks 806857108   78,204,653.36 1,404,678 1,104,719          0  59,435   623,197 218,112   563,369
SEI Investments           Common Stocks 784117103   49,689,154.68 2,429,730 1,925,708          0  99,980 1,050,031 366,846 1,012,853
Silicon Laboratories      Common Stocks 826919102    1,431,970.80    35,305    35,305          0       0         0       0    35,305
Smith & Nephew            ADR           83175M205    1,574,735.00    33,505    33,505          0       0         0       0    33,505
State Street              Common Stocks 857477103   43,933,507.20 1,277,261 1,004,340          0  54,420   565,789 198,313   513,159
Stryker                   Common Stocks 863667101   79,292,445.18 1,579,584 1,255,558          0  65,545   707,988 234,214   637,382
Target                    Common Stocks 87612E106  107,604,194.59 2,178,156 1,713,102          0  91,225   965,383 339,211   873,562
VanceInfo Technologies    ADR           921564100    2,066,682.00    88,775    88,775          0       0         0       0    88,775
Varian Medical Systems    Common Stocks 92220P105   98,805,517.20 1,881,348 1,501,930          0  75,935   817,400 275,572   788,376
Visa                      Common Stocks 92826C839        6,721.25        95        95          0       0        95       0         0
COLUMN TOTAL$                                    2,458,482,457.71